EARNINGS PER SHARE (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Basic loss per share
Earnings attributable to each class of shares	R$ 2,708,342		R$ 1,601,068
Earning for the period	2,708,342		1,601,068
Diluted loss per share
Earning attributable to each class of shares	2,708,342		1,601,068
Earning for the Period	R$ 2,708,342		1,601,068
Guaranteed right (per share) of preferred shares	10.00%
Common shares
Basic loss per share
Earnings attributable to each class of shares	R$ 2,185,822		1,292,174
Earning for the period	R$ 2,185,822		R$ 1,292,174
Weighted average number of shares	1,288,843,000		1,288,843,000
% of shares in relation to the total	82.15%		82.15%
Basic earnings per share (BRL)	R$ 1.70	R$ 1.00	R$ 1.00
Diluted loss per share
Earning attributable to each class of shares	R$ 2,149,327		R$ 1,282,896
Earning for the Period	R$ 2,149,327		R$ 1,282,896
Weighted average number of shares in thousand	1,288,843,000		1,288,843,000
% of shares in relation to the total	80.88%		81.60%
Diluted earnings per share (BRL)	R$ 1.67	1.00	R$ 1.00
Preferred shares
Basic loss per share
Basic earnings per share (BRL)	1.87	1.10
Diluted loss per share
Diluted earnings per share (BRL)	R$ 1.83	R$ 1.10
Class "A" preferred shares
Basic loss per share
Earnings attributable to each class of shares	R$ 275		R$ 162
Earning for the period	R$ 275		R$ 162
Weighted average number of shares	147,000		147,000
% of shares in relation to the total	0.01%		0.01%
Basic earnings per share (BRL)	R$ 1.87		R$ 1.10
Diluted loss per share
Earning attributable to each class of shares	R$ 269		R$ 161
Earning for the Period	R$ 269		R$ 161
Weighted average number of shares in thousand	147,000		147,000
% of shares in relation to the total	0.01%		0.01%
Diluted earnings per share (BRL)	R$ 1.83		R$ 1.10
Class "B" preferred shares
Basic loss per share
Earnings attributable to each class of shares	R$ 522,245		R$ 308,732
Earning for the period	R$ 522,245		R$ 308,732
Weighted average number of shares	279,941,000		279,941,000
% of shares in relation to the total	17.84%		17.84%
Basic earnings per share (BRL)	R$ 1.87		R$ 1.10
Diluted loss per share
Potential dilutive common shares included in the calculation of the weighted average number of shares due to dilutive effect	24,651,191
Earning attributable to each class of shares	R$ 513,526		R$ 306,515
Earning for the Period	R$ 513,526		R$ 306,515
Weighted average number of shares in thousand	279,941,000		279,941,000
% of shares in relation to the total	17.57%		17.72%
Diluted earnings per share (BRL)	R$ 1.83		R$ 1.09
Converted Preferred B
Diluted loss per share
Earning attributable to each class of shares	R$ 45,220		R$ 11,496
Earning for the Period	R$ 45,220		R$ 11,496
Weighted average number of shares in thousand	24,651,000		10,499,000
% of shares in relation to the total	1.55%		0.66%
Diluted earnings per share (BRL)	R$ 1.83		R$ 1.09